Document and Entity Information	Dec. 23, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001705696
Document Type	8-K
Document Period End Date	Dec. 23, 2019
Entity Registrant Name	VICI Properties Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38372
Entity Tax Identification Number	81-4177147
Entity Address, Address Line One	535 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	949-4631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	VICI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false